Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2025 shares R$ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement	17,590,651,000	17,590,651,000	18,638,934,000	20,779,764,000
Stock Options [Member]
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement	43,773,000	43,773,000
Date of grant 2018 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	4 years
Date of grant 2018 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	9 years
Date of grant 2018 [Member] | Stock Options [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 59,590
Expected volatility, share options granted	50.00%
Remaining expected life	2 years 8 months 12 days
Exercisable at year end	17,077
Exercise price of outstanding share options | $ / shares		$ 24
Number of share options outstanding in share-based payment arrangement	38,613,000	38,613,000
Date of grant 2018 [Member] | Stock Options [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Date of grant 2018 [Member] | Stock Options [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Date of grant 2019 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Date of grant 2019 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Date of grant 2019 [Member] | Stock Options [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 81,710
Expected volatility, share options granted	69.80%
Remaining expected life	0 years
Exercisable at year end	5,160
Exercise price of outstanding share options | $ / shares		$ 30
Number of share options outstanding in share-based payment arrangement	5,160,000	5,160,000
Date of grant 2019 [Member] | Stock Options [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	3 years
Date of grant 2019 [Member] | Stock Options [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years